Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	$ 4,416	$ 3,616
Enging Balance as of December	1,448	4,416	3,616
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)	97
Exercise of warrants (Note 3)	(51)
Initial recognition of financial asset	366	98	3,524
Changes in fair value recognized within profit or loss			92
Net changes at fair value recognized through profit or loss	1,037	702
Exercise of Conversion Right (see note 3.F)	(4,417)
Investment in SAFO [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	113
Enging Balance as of December	53	113
Initial recognition at fair value upon dilution of equity investment
Sale of securities
Net change in fair value of financial assets at fair value recognized through profit or loss	(60)
Tondo [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December	429
Initial recognition at fair value upon dilution of equity investment
Purchase of securities	472
Sale of securities	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(1)
Safee [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December	400
Initial recognition at fair value upon dilution of equity investment
Purchase of securities	400
Sale of securities
SciSparc ltd [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December	911
Initial recognition at fair value upon dilution of equity investment
Purchase of securities	825
Net change in fair value of financial assets at fair value recognized through profit or loss	86
Automax (Matomy) [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December	1,676
Initial recognition at fair value upon dilution of equity investment	1,553
Purchase of securities	279
Sale of securities
Net change in fair value of financial assets at fair value recognized through profit or loss	(156)
Total [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	113
Enging Balance as of December	3,469	113
Initial recognition at fair value upon dilution of equity investment	1,553
Purchase of securities	1,976
Sale of securities	(42)
Net change in fair value of financial assets at fair value recognized through profit or loss	(131)
Gix Media’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	2,438	2,637
Enging Balance as of December		2,438	2,637
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset		196
Net changes at fair value recognized through profit or loss	373	(395)
Exercise of Conversion Right (see note 3.F)	(2,811)
Gix Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	14	71
Enging Balance as of December		14	71
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss	(14)	(57)
Exercise of Conversion Right (see note 3.F)
ScoutCam warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)	97
Exercise of warrants (Note 3)	(51)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss	(46)
Exercise of Conversion Right (see note 3.F)
Maris investment and warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December	303
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset	240
Net changes at fair value recognized through profit or loss	63
Exercise of Conversion Right (see note 3.F)
Conversion Right [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	1,393	619
Enging Balance as of December		1,393	619
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset			617
Changes in fair value recognized within profit or loss			2
Net changes at fair value recognized through profit or loss	213	774
Exercise of Conversion Right (see note 3.F)	(1,606)
Polyrizon warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December	516
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset
Net changes at fair value recognized through profit or loss	516
Exercise of Conversion Right (see note 3.F)
ABI [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December	126
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset	126
Net changes at fair value recognized through profit or loss
Exercise of Conversion Right (see note 3.F)
Anti-dilution [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	473	289
Enging Balance as of December	469	473	289
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset			231
Changes in fair value recognized within profit or loss			58
Net changes at fair value recognized through profit or loss	(4)	184
Exercise of Conversion Right (see note 3.F)
SAFO warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January	98
Enging Balance as of December	34	98
Initial recognition at fair value of ScoutCam warrants upon deconsolidation (Note 3.C)
Exercise of warrants (Note 3)
Initial recognition of financial asset		98
Net changes at fair value recognized through profit or loss	(64)
Exercise of Conversion Right (see note 3.F)
Reverse earn-out [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January
Enging Balance as of December
Initial recognition of financial asset		(196)	13
Changes in fair value recognized within profit or loss			(13)
Net changes at fair value recognized through profit or loss		196
Linkury’s shares [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		2,637
Enging Balance as of December			2,637
Initial recognition of financial asset			2,501
Changes in fair value recognized within profit or loss			136
Algomizer Warrants [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of financial assets [Line Items]
Beginning Balance as of January		$ 71
Enging Balance as of December			71
Initial recognition of financial asset			162
Changes in fair value recognized within profit or loss			$ (91)